RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Jun. 08, 2020	Nov. 30, 2019
Restatement Of Financial Statements Details Narrative Abstract
Exercise price		$ 1.88
Allocated issuance costs	$ 470,785
Professional fees	103,424
Derivative liability	341,163		$ 1,102,277
Gain on derivative liability	129,622
Consultant for services	159,120
Accounts payable and accrued liabilities	206,301
Consulting and director fees	$ 212,687